Liability for Employee Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability for Employee Severance Benefits [Abstract]
Severance Costs	$ 710	$ 652
Severance pay expenses	$ 1,104	$ 1,073	$ 895